Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUES:
Voyage revenues	$ 75,670	$ 74,916
EXPENSES:
Voyage expenses (including related party)	(1,708)	(1,518)
Vessel operating expenses	(15,421)	(15,390)
General and administrative expenses (including related party)	(1,114)	(992)
Management fees-related party	(3,281)	(3,168)
Depreciation	(15,988)	(15,816)
Dry-docking and special survey costs		(390)
Operating income	38,158	37,642
OTHER INCOME/(EXPENSES):
Interest and finance costs	(18,401)	(19,549)
Interest income	1,564	1,147
Gain on derivative financial instruments, net	1,668	5,023
Loss on Debt extinguishment	(331)	(154)
Other expense	(110)
Other, net	(90)	(79)
Total other expenses	(15,700)	(13,612)
Partnership's Net Income	22,458	24,030
Common unitholders' interest in Net Income	15,951	18,230
General Partner's interest in Net Income	$ 16	$ 19
Earnings per unit, basic and diluted:
Common unit, basic	$ 0.43	$ 0.50
Common unit, diluted	$ 0.43	$ 0.50
Weighted average number of units outstanding, basic and diluted:
Common units, basic	36,802,247	36,802,247
Common units, diluted	36,802,247	36,802,247
Series A Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 3,375	$ 3,375
Series B Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 3,116	$ 2,406